Maximum exposure to risk relating to its interests in unconsolidated structured entities (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
Unconsolidated structured entities
Maximum exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Maximum exposure to loss from interests in structured entities	₩ 22,889,646	₩ 19,674,084
Unconsolidated structured entities | Assets held
Maximum exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Maximum exposure to loss from interests in structured entities	19,568,463	17,010,477
Unconsolidated structured entities | ABS and ABCP commitments
Maximum exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Maximum exposure to loss from interests in structured entities	1,900,646	1,138,282
Unconsolidated structured entities | Loan commitments
Maximum exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Maximum exposure to loss from interests in structured entities	1,281,203	1,352,865
Unconsolidated structured entities | Guarantees
Maximum exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Maximum exposure to loss from interests in structured entities	89,500	111,060
Unconsolidated structured entities | Others
Maximum exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Maximum exposure to loss from interests in structured entities	49,834	61,400
Assets-backed securitization
Maximum exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Maximum exposure to loss from interests in structured entities	11,005,649	9,986,975
Assets-backed securitization | Assets held
Maximum exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Maximum exposure to loss from interests in structured entities	9,006,548	7,756,910
Assets-backed securitization | ABS and ABCP commitments
Maximum exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Maximum exposure to loss from interests in structured entities	1,391,035	1,108,282
Assets-backed securitization | Loan commitments
Maximum exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Maximum exposure to loss from interests in structured entities	529,566	977,383
Assets-backed securitization | Guarantees
Maximum exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Maximum exposure to loss from interests in structured entities	74,300	83,000
Assets-backed securitization | Others
Maximum exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Maximum exposure to loss from interests in structured entities	4,200	61,400
Structured financing
Maximum exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Maximum exposure to loss from interests in structured entities	7,430,643	6,790,002
Structured financing | Assets held
Maximum exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Maximum exposure to loss from interests in structured entities	6,592,859	6,403,706
Structured financing | ABS and ABCP commitments
Maximum exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Maximum exposure to loss from interests in structured entities	57,300	30,000
Structured financing | Loan commitments
Maximum exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Maximum exposure to loss from interests in structured entities	719,650	328,236
Structured financing | Guarantees
Maximum exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Maximum exposure to loss from interests in structured entities	15,200	28,060
Structured financing | Others
Maximum exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Maximum exposure to loss from interests in structured entities	45,634	0
Investment funds
Maximum exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Maximum exposure to loss from interests in structured entities	4,453,354	2,897,107
Investment funds | Assets held
Maximum exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Maximum exposure to loss from interests in structured entities	3,969,056	2,849,861
Investment funds | ABS and ABCP commitments
Maximum exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Maximum exposure to loss from interests in structured entities	452,311	0
Investment funds | Loan commitments
Maximum exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Maximum exposure to loss from interests in structured entities	31,987	47,246
Investment funds | Guarantees
Maximum exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Maximum exposure to loss from interests in structured entities	0	0
Investment funds | Others
Maximum exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Maximum exposure to loss from interests in structured entities	₩ 0	₩ 0